Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Mar

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 40.45%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		998	$100,070
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,966	94,879
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,642	47,470
Vanguard Short-Term Treasury ETF (a)............................................................................		1,643	94,949
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)			337,368
		Notional
PURCHASED OPTIONS - 138.76% (b)(c)	Contracts	Amount

CALL OPTIONS - 103.63%
iShares MSCI EAFE ETF, Expires 3/10/2023, Strike Price $69.40......................................	144	$806,544	3,822
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.46................................	24	857,232	8,651
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.40...................................	24	857,232	851,859
PUT OPTIONS - 35.13%			864,332

iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.48...................	74	758,130	183,506
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price
$114.06................................................................................................................	83	850,335	107,296
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.60................................	24	857,232	2,141
TOTAL PURCHASED OPTIONS (Cost $1,279,145)			292,943
			1,157,275
Total Investments (Cost $1,624,841) - 179.21%............................................................			1,494,643
Liabilities in Excess of Other Assets - (79.21)%.............................................................			(660,634)
....................................................................................TOTAL NET ASSETS - 100.00%			$834,009

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,368.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF.................................	3/10/2023	$74.58	144	$(806,544)	$(2,030)
SPDR S&P 500® Trust ETF............................	3/10/2023	$457.26	24	(857,232)	(2,228)
SPDR S&P 500® Trust ETF............................	3/10/2023	$170.60	24	(857,232)	(458,661)
PUT OPTIONS					(462,919)

iShares 20+ Year Treasury Bond ETF...............	3/10/2023	$134.19	74	(758,130)	(231,759)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	3/10/2023	$120.06	83	(850,335)	(153,008)
SPDR S&P 500® Trust ETF............................	3/10/2023	$382.91	24	(857,232)	(81,551)
TOTAL OPTIONS WRITTEN (Premiums Received $895,495)					(466,318)
					$(929,237)